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Praxis Genesis Growth Portfolio
Praxis Genesis Growth Portfolio
Investment Objectives
The Growth Portfolio seeks capital appreciation
with current income as a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions" on page 57 of the Portfolio's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Praxis Genesis Growth Portfolio Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Praxis Genesis Growth Portfolio Class A
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses ("AFFE")	0.50%	[1]
Total Annual Fund Operating Expenses	1.08%
[1]	Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Praxis Genesis Growth Portfolio | Class A | USD ($)	629	850	1,089	1,773

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7.72 percent of the average value of its portfolio.

Principal Investment Strategies

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 10 - 30 percent of its total assets in bond funds and 70 - 90 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds ("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Stewardship Investing screens used by the Praxis Mutual Funds. Investments in these non-Praxis funds and ETFs will not exceed 10 percent of the value of the Portfolio's total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio's assets annually in accordance with the asset allocation model then in effect but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Stewardship Investing core values, as discussed below.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Principal Investment Risks

Market Risk. Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

Asset Allocation Risk. The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform.

Underlying Funds Risk. In addition, the Portfolio is subject to the risks associated with the underlying funds in which it invests. The application of the underlying Funds' socially responsible investment criteria may affect the underlying Funds' exposure to certain sectors or types of investments and may impact the Portfolio's relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio's shares could decline significantly and unexpectedly based upon many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Portfolio performance. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Portfolio. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Portfolio's average annual total returns for different periods compared to those of a broad-based securities market index and a composite benchmark.

Please note that the Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2019

Best Quarter	Quarter Ended September 30, 2010	10.16%
Worst Quarter	Quarter Ended September 30, 2011	(13.05)%

Average Annual Total Returns For the Periods Ended December 31, 2019 (with maximum sales charge)
Average Annual Total Returns - Praxis Genesis Growth Portfolio	1 Year	5 Years	10 Years
Class A	15.72%	5.84%	7.61%
Class A | After Taxes on Distributions	15.01%	4.81%	6.80%
Class A | After Taxes on Distributions and Sales	9.93%	4.39%	6.03%
S&P Target Risk Aggressive Index (reflects no deductions for fees, expenses or taxes)	22.78%	7.79%	9.64%